RELATED PARTY TRANSACTIONS (Details) $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended
	Oct. 17, 2017 USD ($)	Aug. 15, 2017 USD ($) train	Aug. 31, 2017 USD ($)	May 31, 2016 USD ($)	Feb. 28, 2015	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Related Party Transaction
Distributions paid								$ 89,236	$ 78,564
Non-controlling interest dividend								0	7,000
Golar
Related Party Transaction
Distributions paid						$ 13,100	$ 12,900	26,200	25,700
Golar | Golar Tundra
Related Party Transaction
Additional amount, percent per annum of deferred purchase price	5.00%
Golar | Deposits paid to Golar
Related Party Transaction
Amount of transaction with related party	$ 107,200		$ 70,000	$ 107,200
Interest rate			5.00%
Interest income from related parties						$ 2,200	700	$ 4,500	1,400
Golar Management
Related Party Transaction
Management fee (percentage)								5.00%
Required notice for termination of management service agreement (in days)								120 days
Golar Management | Ship management fees
Related Party Transaction
Required notice for termination of management service agreement (in days)								30 days
Golar, Keppel, and B&V | Golar Hilli LLC
Related Party Transaction
Acquired interest, equivalent percentage		50.00%
Number of liquefaction trains contracted | train		2
Total number of liquefaction trains | train		4
Liquefaction trains, contractual term		8 years
Purchase price for acquired interests		$ 658,000
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary						60.00%		60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary						40.00%		40.00%
Non-controlling interest dividend						$ 0	3,600	$ 0	7,000
Golar Grand | Golar
Related Party Transaction
Time charter reduced hire rate					75.00%
Affiliated Entity | PT Pesona
Related Party Transaction
Percentage ownership in subsidiary						51.00%		51.00%
Agency expense						$ 500	$ 100	$ 600	$ 300